Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (Mariotti) ($)(4)	Compensation Actually Paid to PEO (Mariotti) ($)(1)(4)	Summary Compensation Table Total for PEO (Perlmutter) ($)(5)	Compensation Actually Paid to PEO (Perlmutter) ($)(1)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in thousands)	Net Sales(3) ($) (in thousands)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (2)
2022	3,130,262	(3,979,745)	4,214,326	(298,106)	2,562,172	1,448,176	63.58	113.10	(5,240)	1,322,706
2021	5,439,651	13,984,354			2,362,586	5,430,853	109.56	163.03	67,854	1,029,293
2020	2,627,245	(2,902,267)			1,357,551	(625,704)	60.49	126.95	9,763	652,537

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Brian Mariotti and Andrew Perlmutter	Scott Yessner, Andrew Oddie, Tracy Daw, and Jennifer Fall Jung
2021	Brian Mariotti	Andrew Perlmutter and Jennifer Fall Jung
2020	Brian Mariotti	Andrew Perlmutter and Jennifer Fall Jung
In 2022, Mr. Perlmutter served as Chief Executive Officer prior to Mr. Mariotti re-assuming the role effective December 5, 2022, following which Mr. Perlmutter transitioned to the role of President. Mr. Yessner commenced serving as Interim Chief Financial Officer on December 5, 2022 and did not receive any compensation other than a weekly flat fee of $38,000 paid to Tatum (as defined above) for his services as Interim Chief Financial Officer.

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Russell 2000 Consumer Discretionary Index (the “Peer Group”).I
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO (Mariotti)	PEO (Perlmutter)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(494,057)	(453,378)	(1,983,155)	(991,568)	(1,662,166)	(3,017,214)	(1,923,512)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,579,160	769,947	1,750,934	875,458	1,083,056	1,829,764	1,032,454
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(5,605,912)	(1,565,378)	7,252,842	2,353,019	(6,475,941)	(3,293,990)	(338,834)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,008,702)	(734,450)	1,524,081	831,359	(54,956)	(30,992)	115,896
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(5,529,512)	(1,983,259)	8,544,703	3,068,268	(7,110,007)	(4,512,432)	(1,113,996)
	The fair values of RSUs, PSUs, and stock options included in the compensation actually paid to our PEOs and the average compensation actually paid to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2022. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, peer volatility, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.
Non-PEO NEO Average Total Compensation Amount	$ 2,562,172	$ 2,362,586	$ 1,357,551
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,448,176	5,430,853	(625,704)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO (Mariotti)	PEO (Perlmutter)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(494,057)	(453,378)	(1,983,155)	(991,568)	(1,662,166)	(3,017,214)	(1,923,512)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,579,160	769,947	1,750,934	875,458	1,083,056	1,829,764	1,032,454
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(5,605,912)	(1,565,378)	7,252,842	2,353,019	(6,475,941)	(3,293,990)	(338,834)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,008,702)	(734,450)	1,524,081	831,359	(54,956)	(30,992)	115,896
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(5,529,512)	(1,983,259)	8,544,703	3,068,268	(7,110,007)	(4,512,432)	(1,113,996)
	The fair values of RSUs, PSUs, and stock options included in the compensation actually paid to our PEOs and the average compensation actually paid to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2022. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, peer volatility, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 63.58	109.56	60.49
Peer Group Total Shareholder Return Amount	113.10	163.03	126.95
Net Income (Loss)	$ (5,240,000)	$ 67,854,000	$ 9,763,000
Company Selected Measure Amount	1,322,706	1,029,293	652,537
PEO Name		Brian Mariotti	Brian Mariotti
Additional 402(v) Disclosure [Text Block]	Net Sales is a GAAP measure. The Company selected Net Sales as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Net Sales is used to evaluate performance under the 2022 Executive Incentive Plan, a short-term cash incentive plan under which participating employees are eligible to earn cash bonuses based on the Company’s achievement of Net Sales as well as several other Company and individual performance goals. Net Sales is also used as a performance metric in our long-term equity incentive program for our PSUs, which are eligible to be earned over a three-year performance period based on achievement of Net Sales and Adjusted EBITDA Margin targets.Represent summary compensation and compensation actually paid to Mr. Mariotti, who reassumed the role of Chief Executive Officer effective December 5, 2022(5)Represents summary compensation and compensation actually paid to Mr. Perlmutter, who served as Chief Executive Officer from January 3, 2022 until December 5, 2022.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Brian Mariotti [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,130,262	$ 5,439,651	$ 2,627,245
PEO Actually Paid Compensation Amount	$ (3,979,745)	13,984,354	(2,902,267)
PEO Name	Brian Mariotti
Andrew Perlmutter [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,214,326
PEO Actually Paid Compensation Amount	$ (298,106)
PEO Name	Andrew Perlmutter
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,544,703	(5,529,512)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,983,155)	(494,057)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,750,934	1,579,160
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,252,842	(5,605,912)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,524,081	(1,008,702)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Brian Mariotti [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,110,007)
PEO [Member] | Brian Mariotti [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,662,166)
PEO [Member] | Brian Mariotti [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,083,056
PEO [Member] | Brian Mariotti [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Brian Mariotti [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,475,941)
PEO [Member] | Brian Mariotti [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,956)
PEO [Member] | Brian Mariotti [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Andrew Perlmutter [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,512,432)
PEO [Member] | Andrew Perlmutter [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,017,214)
PEO [Member] | Andrew Perlmutter [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,829,764
PEO [Member] | Andrew Perlmutter [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Andrew Perlmutter [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,293,990)
PEO [Member] | Andrew Perlmutter [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,992)
PEO [Member] | Andrew Perlmutter [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,113,996)	3,068,268	(1,983,259)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,923,512)	(991,568)	(453,378)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,032,454	875,458	769,947
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(338,834)	2,353,019	(1,565,378)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	115,896	831,359	(734,450)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0